RELATED PARTY TRANSACTION	12 Months Ended
Dec. 31, 2011
RELATED PARTY TRANSACTION
RELATED PARTY TRANSACTION

11.    RELATED PARTY TRANSACTION

In August 2007, the Company entered into a cooperation agreement with Recruit, which is a shareholder of the Company, to form a new company under Area Link to provide coupon advertising services in China. Under the agreement as amended in August 2009, the Company may provide up to RMB32,800 in financing to Area Link for the coupon company and has the ability to acquire up to 40% of Area Link’s share capital. The Company did not provide financing to Area Link for the years ended December 31, 2009, 2010 and 2011. As of December 31, 2011, total investment in Area Link was RMB15,081, for which full impairment provision was provided. See Note 2(f).